Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Entities under Common Control [Member]	Common Stock and Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	SPT Explorer LLC And Navigator Spirit LLC [Member]	SPT Explorer LLC And Navigator Spirit LLC [Member] Entities under Common Control [Member]	SPT Explorer LLC And Navigator Spirit LLC [Member] Accumulated Deficit [Member]	Class A [Member] Common Stock and Additional Paid-in Capital [Member]	Class B [Member] Common Stock and Additional Paid-in Capital [Member]
Beginning Balance at Dec. 31, 2012	$ 314,730	$ 12,547		$ (370,377)				$ 672,435	$ 125
Beginning Balance, shares at Dec. 31, 2012			83,591
Net income (loss)	(2,709)	5,429		(8,138)
Net change in parent's equity from Entities under Common Control (note 3)	927	927
Dividends declared	(12,775)	(2,745)		(10,030)
Equity-based compensation (note 15)	657							657
Ending Balance at Dec. 31, 2013	300,830	16,158		(388,545)				673,092	125
Ending Balance , shares at Dec. 31, 2013			83,591
Net income (loss)	60,538	3,396		57,142
Proceeds from issuance of Class A common shares, net of offering costs (note 4)	111,190							111,190
Proceeds from issuance of common shares, net of offering costs (note 4), Shares			24,167
Value adjustment to share issuance to Teekay Corporation for purchase of TTOL (note 8)	17,010								17,010
Value assigned to share issuance to Teekay Corporation for purchase of TTOL (note 4), Shares			4,221
Purchase of TTOL from Teekay Corporation (note 8)	(6,626)			(6,626)
Equity contribution from Teekay Corporation	1,267			1,267
Net change in parent's equity from Entities under Common Control (note 3)	3,001	3,001
Dividends declared	(10,165)			(10,165)
Equity-based compensation (note 15)	1,233							1,233
Equity-based compensation (note 15) ,Shares			85
Ending Balance at Dec. 31, 2014	478,278	22,555		(346,927)				785,515	$ 17,135
Ending Balance , shares at Dec. 31, 2014			112,064
Net income (loss)	179,635	2,708		176,927
Proceeds from issuance of Class A common shares, net of offering costs (note 4)	246,032							$ 246,032
Proceeds from issuance of common shares, net of offering costs (note 4), Shares								37,201	6,512
Proceeds from issuance of Class B common shares, net of offering costs (note 4)	45,500								$ 45,500
Value adjustment to share issuance to Teekay Corporation for purchase of TTOL (note 8)	(239)			(239)
Net change in parent's equity from Entities under Common Control (note 3)	1,928	$ 1,928
Acquisition of SPT Explorer and Navigator Spirit from Teekay Offshore Partners L.P. (note 3)					$ (40,502)	$ (27,191)	$ (13,311)
Dividends declared	(33,863)			(33,863)
Equity-based compensation (note 15)	692							$ 692
Equity-based compensation (note 15) ,Shares			254
Ending Balance at Dec. 31, 2015	$ 877,461			$ (217,413)				$ 1,032,239	$ 62,635
Ending Balance , shares at Dec. 31, 2015			156,031